UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9191 Towne Centre Drive
Suite 210
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-736-0914

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______23______________

Form 13F Information Table Value Total: __$111504_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    12798 344694.000 SH     Sole	        344694.000
California Water Service Group  COM		20441A102    10029 546562.000 SH     Sole               546562.000
SJW Corp (SJW)                  COM             784305104     7581 284994.000 SH     Sole               284994.000
CIA Saneamento Basico ADR(SBS)  COM		20441A102     7249  86745.000 SH     Sole                86745.000
Pentair Inc (PNR)		COM		709631105     6894 140267.000 SH     Sole		140267.000
Itron, Inc (ITRI)               COM             465741106     6828 153257.000 SH     Sole               153257.000
Ashland Inc (ASH)               COM		044209104     6358  79066.000 SH     Sole                79066.000
Flowserve Corp (FLS)            COM             34354P105     6357  43307.000 SH     Sole    		 43307.000
Layne Christensen Co. (LAYN)    COM             521050104     5780 238153.000 SH     Sole               238153.000
Xylem, Inc. (XYL)               COM             98419M100     5697 210215.000 SH     Sole               210215.000
Aqua America, Inc (WTR)         COM             03836W103     5613 220797.000 SH     Sole		220797.000
Aegion Inc (AEGN)               COM             00770F104     5476 246797.000 SH     Sole               246797.000
Tetra Tech, Inc. (TTEK)         COM             88162G103     5403 204123.000 SH     Sole		204123.000
Watts Water Technoligies (WTS)  COM		942749102     5191 120756.000 SH     Sole		120756.000
Mueller Industries, Inc(MLI)	COM		624756102     3909  78132.000 SH     Sole		 78132.000
Artesian Resources Corp.(ARTNA) COM		043113208     3323 148155.000 SH     Sole               148155.000
Connecticut Water Service, Inc  COM		207797101     3164 106241.000 SH     Sole		106241.000
Consolidated Water Company(CWCO)COM             G23773107     2714 366731.000 SH     Sole               366731.000
Powershares Global Water (PIO)  COM             73936T623      254  14091.000 SH     Sole                14091.000
Gunagdong Investment (GGDVY)	COM		400654208      242   6068.000 SH     Sole		  6068.000
Kurita Water Industires (KTWIF) COM             J37221116      229  10508.000 SH     Sole                10508.000
Kubota Corp Spons ADR (KUB)     COM             501173207      227   3937.000 SH     Sole                 3937.000
Suez Environment ADR (SZEVY)    COM		864691100      187  31172.000 SH     Sole                31172.000
